51 Madison Avenue

New York, New York 10010

August 31, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: IndexIQ ETF Trust (Registration Nos.: 333-152915 and 811-22227)

Dear Sir/Madam:

On behalf of IndexIQ ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, IQ Merger Arbitrage ETF, IQ Global Resources ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF, IQ Chaikin U.S. Small Cap ETF, IQ FTSE International Equity Currency Neutral ETF (formerly, IQ 50 Percent Hedged FTSE International ETF), IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF, IQ 500 International ETF, IQ Global Equity R&D Leaders ETF, IQ U.S. Large Cap R&D Leaders ETF, IQ U.S. Mid Cap R&D Leaders ETF, IQ Candriam ESG U.S. Large Cap Equity ETF (formerly, IQ Candriam ESG US Equity ETF), IQ Candriam ESG International Equity ETF, IQ Healthy Hearts ETF, IQ Engender Equality ETF, IQ Clean Oceans ETF, IQ Cleaner Transport ETF and IQ S&P High Yield Low Volatility Bond ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 218 was filed electronically with the Securities and Exchange Commission on August 29, 2022.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin

Matthew V. Curtin

Secretary

cc:	Jomil M. Guerrero

Barry Pershkow, Chapman and Cutler LLP